BORROWINGS (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current and non-current financial debt
Current portion of current borrowings	$ 1,072,741	$ 1,227,050
Non-current portion of non-current borrowings	1,805,263	3,407,110
Total borrowings	2,878,004	4,634,160	$ 3,181,724
Bank overdrafts
Current and non-current financial debt
Current portion of current borrowings	123,446	51,205
Bank and other financial entities loans - principal
Current and non-current financial debt
Current portion of current borrowings	141,326	445,867
Notes - principals
Current and non-current financial debt
Current portion of current borrowings	650,688	411,523
Loans for purchase of equipment
Current and non-current financial debt
Current portion of current borrowings	6,440	33,931
Interest and related expenses
Current and non-current financial debt
Current portion of current borrowings	150,841	284,524
Notes - principal
Current and non-current financial debt
Non-current portion of non-current borrowings	1,304,594	2,175,746
Bank and other financial entities loans - principal
Current and non-current financial debt
Non-current portion of non-current borrowings	136,159	870,357
Loans for purchase of equipment
Current and non-current financial debt
Non-current portion of non-current borrowings	7,927	23,355
Interest and related expenses
Current and non-current financial debt
Non-current portion of non-current borrowings	$ 356,583	$ 337,652